Net Properties (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total Cost	19,511		19,281
Total Accumulated depreciation	6,184		6,268
Total Net book value	13,327		13,013
Railroad Transportation Equipment
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	2.60%
Total Cost	13,459		13,273
Total Accumulated depreciation	3,877		3,845
Total Net book value	9,582		9,428
Building
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	2.90%
Total Cost	535		476
Total Accumulated depreciation	138		244
Total Net book value	397		232
Rolling Stock
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	2.30%
Total Cost	3,466		3,320
Total Accumulated depreciation	1,338		1,318
Total Net book value	2,128		2,002
Computer Equipment
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	12.70%	[1]
Total Cost	679	[1]	746	[1]
Total Accumulated depreciation	338	[1]	389	[1]
Total Net book value	341	[1]	357	[1]
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Average annual depreciation rate	5.00%
Total Cost	1,372		1,466
Total Accumulated depreciation	493		472
Total Net book value	879		994

[1]	During 2013, CP capitalized costs attributable to the design and development of internal-use software in the amount of $85 million (2012 - $105 million; 2011 -$91 million). Current year depreciation expense related to internal use software was $84 million (2012 - $78 million; 2011 - $56 million).